FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC  20549

                               Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended:  June 30, 2009

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                      Name: Tyndall Capital Partners, L.P.

       Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number:  28-10427
                        ----------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Noah Levy
         -----------------------

Title:   Authorized Signatory
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Noah Levy                       New York, New York        August 14, 2009
---------------------------      ------------------------   --------------------
[Signature]                          [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   43
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Form 13F Information Table Value Total:   $ 318,472 (thousands)
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List of Other Included Managers:   None






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                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                  June 30, 2009


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    Column 1                    Column 2        Column 3    Column 4      Column 5          Column 6   Column 7        Column 8

                                Title of                     Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class          CUSIP       (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN WTR WKS CO INC NEW       COM           030420103      8,578       448,900  SH        Sole                  448,900
ANADARKO PETE CORP                COM           032511107     43,435       956,926  SH        Sole                  956,926
ASSOCIATED BANC CORP              COM           045487105        355        28,408  SH        Sole                   28,408
BIOGEN IDEC INC                   COM           09062X103      8,567       189,740  SH        Sole                  189,740
BRINKS HOME SEC HLDGS INC         COM           109699108     13,183       465,660  SH        Sole                  465,660
CARDINAL HEALTH INC               COM           14149Y108        458        15,000  SH        Sole                   15,000
CELESTICA INC                     SUB VTG       15101Q108        323        47,424  SH        Sole                   47,424
                                  SHS
CIENA CORP                        COM NEW       171779309        274        26,516  SH        Sole                   26,516
COLONIAL BANKSHARES INC           COM           195572102      1,393       191,548  SH        Sole                  191,548
CONEXANT SYSTEMS INC              COM NEW       207142308         54        37,782  SH        Sole                   37,782
DEUTSCHE TELEKOM AG               SPONSORED     251566105      1,037        87,912  SH        Sole                   87,912
                                  ADR
ELECTRONIC ARTS INC               COM           285512109      1,738        80,000  SH        Sole                   80,000
ERIE INDTY CO                     CL A          29530P102     38,977     1,089,947  SH        Sole                1,089,947
SCRIPPS E W CO OHIO               CL A NEW      811054402      1,058       505,988  SH        Sole                  505,988
EXPEDIA INC DEL                   COM           30212P105        571        37,788  SH        Sole                   37,788
FIFTH THIRD BANCORP               COM           316773100        311        43,852  SH        Sole                   43,852
FIRST CTZNS BANCSHARES INC N      CL A          31946M103        858         6,423  SH        Sole                    6,423
FIRST FINANCIAL NORTHWEST IN      COM           32022K102      8,238     1,053,450  SH        Sole                1,053,450
FORESTAR GROUP INC                COM           346233109     12,475     1,050,110  SH        Sole                1,050,110
GENERAL ELECTRIC CO.              COM           369604103      1,155        98,520  SH        Sole                   98,520
GREAT PLAINS ENERGY INC           COM           391164100     27,601     1,775,000  SH        Sole                1,775,000
HCP INC                           COM           40414L109      4,230       199,623  SH        Sole                  199,623
HERITAGE FINL GROUP               COM           42725U109      2,989       348,786  SH        Sole                  348,786
IAC INTERACTIVECORP               COM PAR       44919P508        303        18,894  SH        Sole                   18,894
                                  $.001
JOHN BEAN TECHNOLOGIES CORP       COM           477839104      9,395       750,425  SH        Sole                  750,425
JPMORGAN CHASE & CO               COM           46625H100      1,023        30,000  SH        Sole                   30,000
KRAFT FOODS INC                   CL A          50075N104      5,857       231,125  SH        Sole                  231,125
MATHEWS INTL CORP                 COM           577128101      3,208       103,071  SH        Sole                  103,071
NORTHEAST UTILS                   CL A          664397106     37,927     1,700,000  SH        Sole                1,700,000





NORTHWEST BANCORP INC PA          COM           667328108      2,664       141,234  SH        Sole                  141,234
PATHFINDER BANCORP INC            COM           70320A103        208        32,000  SH        Sole                   32,000
PETRO-CDA                         COM           71644E102     10,627       276,612  SH        Sole                  276,612
RIVER VY BANCORP                  COM           768475105        552        44,732  SH        Sole                   44,732
ROYAL CARIBBEAN CRUISES LTD       COM           V7780T103      3,469       256,230  SH        Sole                  256,230
SANMINA SCI CORP                  COM           800907107        147       334,783  SH        Sole                  334,783
SYMANTEC CORP                     COM           871503108        297        19,065  SH        Sole                   19,065
TEXAS INSTRS INC                  COM           882508104        402        18,850  SH        Sole                   18,850
TRIPLE-S MGMT CORP                CL B          896749108      8,670       556,157  SH        Sole                  556,157
UNITED CMNTY BANCORP              COM           90984H103      1,315       189,189  SH        Sole                  189,189
WALTER INVT MGMT CORP             COM           93317W102     24,381     1,835,903  SH        Sole                1,835,903
WAYNE SVGS BANCSHARES INC NE      COM           94624Q101        911       154,720  SH        Sole                  154,720
WILEY JOHN & SONS INC             CL A          968223206     13,303       400,093  SH        Sole                  400,093
WYETH                             COM           983024100     15,955       351,500  SH        Sole                  351,500